Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Mar. 31, 2011	Dec. 31, 2011 2011 Private Placement	Jun. 30, 2012 Gonzales County, Texas acre	Mar. 31, 2012 Gonzales County, Texas acre	Jun. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Mar. 31, 2012 Common Stock 2011 Private Placement	Jun. 30, 2012 Series B Warrants	Mar. 31, 2012 Series B Warrants	Jun. 30, 2012 Series C Warrants	Mar. 31, 2012 Series C Warrants
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Reverse stock split ratio	0.2
Common stock issued, acquisition of leases					1,800,000	1,800,000
Acres of undeveloped land					300	300
Business Acquisition, common stock issued as consideration							8,870,000	8,870,000
Business Acquisition, warrants issued as consideration										2,520,000	2,520,000	2,520,000	2,520,000
Warrant, weighted average exercise price										2.00	2.00	3.00	3.00
Common stock, shares issued				1,174,785					1,174,785